Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
General partner units issued		2,583,068	2,583,068
General partner units outstanding		2,583,068	2,583,068
Accounts receivable, net	[1],[2]	$ 193,329	$ 122,767
Other current assets	[2],[3]	7,855	10,053
Accounts and imbalance payables	[2],[4]	$ 98,661	$ 89,916
Common Units [Member]
Units issued		128,576,965	127,695,130
Units outstanding		128,576,965	127,695,130
Class C Units [Member]
Units issued		11,411,862	10,913,853
Units outstanding		11,411,862	10,913,853
Affiliates [Member]
Accounts receivable, net		$ 42,700	$ 64,700
Other current assets		0	200
Accounts and imbalance payables		$ 0	$ 100

[1]	Accounts receivable, net includes amounts receivable from affiliates (as defined in Note 1) of $42.7 million and $64.7 million as of December 31, 2015 and 2014, respectively. Accounts receivable, net as of December 31, 2015, also includes an insurance claim receivable related to an incident at the DBM complex. See Note 1.
[2]	Financial information as of December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information as of December 31, 2014, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[3]	Other current assets includes imbalance receivables from affiliates of zero and $0.2 million as of December 31, 2015 and 2014, respectively.
[4]	Accounts and imbalance payables includes amounts payable to affiliates of zero and $0.1 million as of December 31, 2015 and 2014, respectively.